FINANCIAL AND CAPITAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
FINANCIAL AND CAPITAL RISK MANAGEMENT
FINANCIAL AND CAPITAL RISK MANAGEMENT

39      FINANCIAL AND CAPITAL RISK MANAGEMENT

39.1   Financial risk management

The Group’s activities expose it to a variety of financial risks, including market risk (including foreign currency risk, interest rate risk and commodity price risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize the potential adverse effects on the Group’s financial performance.

Risk management is carried out by the treasury management department (the “Group Treasury”) under policies approved by the Board of Directors of the Company. The Group Treasury identifies, evaluates and hedges financial risks through close cooperation with the Group’s operating units.

(a)      Market risk

(i)      Foreign currency risk

The Group’s foreign currency risk arose from transaction conducted in currency other than the functional currency of the group entities. The Group’s foreign currency risk primarily arises from foreign currency deposits, trade receivables, trade payables and short-term and long-term loans denominated in United States dollars (“USD”). Related exposures are disclosed in Notes 16, 14, 25 and 21 to the consolidated financial statements, respectively. The Group Treasury closely monitors the international foreign currency market on the change of exchange rates and takes these into consideration when investing in foreign currency deposits and borrowing loans. As of December 31, 2022, the Group only had significant exposure to USD.

As of December 31, 2022, if RMB had strengthened/weakened by 5% against USD with all other variables held constant, the profit for the year would have been approximately RMB47 million lower/higher (2021: RMB29 million lower/higher), mainly as a result of foreign exchange gains and losses arising from translation of USD denominated borrowings, account payables, account receivables and cash and cash equivalent.

As the assets and liabilities denominated in other foreign currencies other than USD were relatively minimal to the total assets and liabilities of the Group, the directors of the Company are of the opinion that the Group was not exposed to significant foreign currency risk arising from other assets and liabilities denominated in currency other than the functional currency of the group entities as of December 31, 2022 and 2021.

39      FINANCIAL AND CAPITAL RISK MANAGEMENT (CONTINUED)

39.1   Financial risk management (Continued)

(a)      Market risk (Continued)

(ii)     Interest rate risk

As of December 31, 2022, as the Group had no significant interest-bearing assets or liabilities except for bank deposits (Note 16), entrusted loans (Note 15) and Interest-bearing loans (Note 21).

Most of the bank deposits are maintained in savings and time deposit accounts in the PRC. The interest rates are regulated by the People’s Bank of China and the Group Treasury closely monitors the fluctuation on such rates periodically. The directors of the Company are of the opinion that the Group was not exposed to any significant interest rate risk for its financial assets held as of December 31, 2022 and 2021.

The interest rate risk for the Group’s financial liabilities primarily arises from interest-bearing loans. Loans borrowed at floating interest rates expose the Group to cash flow interest rate risk. The Group Treasury closely monitors market interest rates and maintains a balance between variable rate and fixed rate borrowings in order to reduce the exposures to the interest rate risk described above.

As of December 31, 2022, if interest rates had been 100 basis points (December 31, 2021: 100 basis points) higher/lower for bank and other loans borrowed at floating interest rates with all other variables held constant, net profit for the year would have been RMB233 million lower/higher (2021: RMB277 million), respectively, mainly as a result of the higher/ lower interest expense on floating rate borrowings.

The fair value interest rate risk of the Group mainly arises from medium term notes and short term bonds issued at fixed rates. As the fluctuation of comparable interest rates of corporate bonds with similar terms was relatively low, the directors of the Company are of the opinion that the Group was not exposed to any significant fair value interest rate risk for its fixed interest rate borrowings held as of December 31, 2022 and 2021.

(iii)    Commodity price risk

The Group uses futures and option contracts to reduce its exposure to fluctuations in the price of primary aluminum and other products. The Group uses the futures contract for offsetting other than speculation. With reference to the hedging of primary aluminum, production company hedges the output of primary aluminum and trading company hedges the quantities of buyout and self-supporting. However, the Group didn’t apply hedging accounting.

The Group uses mainly futures contracts and option contracts traded on the Shanghai Futures Exchange and London Metal Exchange (“LME”) to hedge against fluctuations in primary aluminum prices. As of December 31, 2022, the fair values of the outstanding futures contracts amounting to RMB9 million (December 31, 2021: RMB69 million) were recognized in financial liabilities at fair value through profit or loss.

As of December 31, 2022, if the commodity futures prices had increased/ decreased by 3% (December 31, 2021: 3%) and all other variables held constant, profit for the year would have changed by the amounts shown below:

	December 31, 2022	December 31, 2021
Primary aluminum	Decrease/increase RMB9 million	Decrease/increase RMB6 million

39      FINANCIAL AND CAPITAL RISK MANAGEMENT (CONTINUED)

39.1   Financial risk management (Continued)

(b)     Credit risk

Credit risk arises from balances with banks and financial institutions, trade and notes receivables, other current and non-current receivables as well as credit exposures of customers, including outstanding receivables and committed transactions.

The Group maintains substantially all of its bank balances and cash and short-term investments in Chinalco Finance and several major state-owned banks in the PRC. With strong support from the PRC government to these state-owned banks, the directors of the Company are of the opinion that there is no significant credit risk on such assets being exposed to losses.

The Group applies the simplified approach to its trade receivables to provide for expected credit losses prescribed by IFRS 9, which permits the use of the lifetime expected loss provision for trade receivables. The Group has made individual assessment for trade receivables from clients with top rating and receivables with pledged assets and impairment provisions are made.

To measure the expected credit losses of trade receivables other than those assessed individually as mentioned above, trade receivables have been grouped based on shared credit risk characteristics and the days past due. The expected credit loss model also incorporates forward-looking information.

For other current and non-current receivables, the Group considers the probability of default upon initial recognition of an asset and whether there has been a significant increase in credit risk on an ongoing basis throughout each reporting period. To assess whether there is a significant increase in credit risk the Company compares the risk of a default occurring on the asset as of the reporting date with the risk of default as of the date of initial recognition. It considers available reasonable and supportive forwarding-looking information. Especially the following indicators are incorporated:

●	internal credit rating
●	external credit rating
●	actual or expected significant adverse changes in business, financial or economic conditions that are expected to cause a significant change to the borrower’s ability to meet its obligations
●	significant changes in the expected performance and behavior of the clients

The Group measures expected credit loss rates on the basis of a loss rate approach by segmenting its portfolio into appropriate groupings based on shared credit risk characteristics. At the end of each year, the Group updates its historical loss information with forward-looking information. As the historical credit loss rates were comparatively stable and no significant changes were expected to the forward-looking information after the consideration of reasonable and supportable forecasts of comparatively stable customer relationship and customers’ credit ratings, the expected credit loss rates remained consistent during 2022.

39      FINANCIAL AND CAPITAL RISK MANAGEMENT (CONTINUED)

39.1   Financial risk management (Continued)

(b)     Credit risk (Continued)

The table below shows the credit quality and the maximum exposure to credit risk based on the Group’s credit policy, which is mainly based on past due information unless other information is available without undue cost or effort, and year-end staging classification as of December 31, 2022. The amounts presented are carrying amounts for financial assets and the exposure to credit risk for the financial guarantee contracts, if any.

	Stage 1	Stage 2	Stage 3	Simplified	Total
Trade receivables	—	—	—	5,055,178	5,055,178
Financial assets in other current assets	1,409,640	107,559	3,390,246	—	4,907,445
Restricted cash	2,443,249	—	—	—	2,443,249
Notes receivable	—	—	—	1,767,625	1,767,625
Cash and cash equivalents	16,816,684	—	—	—	16,816,684
Financial assets in other non-current assets	—	—	513,281	—	513,281
Total	20,669,573	107,559	3,903,527	6,822,803	31,503,462

The carrying amounts of short-term investments and these receivables included in Notes 12, 14, 15 and 16 represent the Group’s maximum exposure to credit risk. The directors of the Company are of the opinion that the Group was not exposed to any significant concentration of credit risk as of December 31, 2022 and 2021.

(c)      Liquidity risk

Cash flow forecast is performed in the operating entities of the Group and aggregated by the Group Treasury. The Group Treasury monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs while maintaining sufficient headroom on its undrawn committed borrowing facilities at all times so that the Group does not breach borrowing limits or covenants (where applicable) on any of its borrowing facilities. This forecast takes into consideration of the Group’s debt financing plans, covenant compliance, compliance with internal balance sheet ratio targets and, if applicable, external regulatory or legal requirements, for example, currency restrictions.

Management also monitors rolling forecasts of the Group’s liquidity reserve on the basis of expected cash flows.

As of December 31, 2022, the Group’s current liabilities exceeded its current assets by approximately RMB7,831 million (December 31, 2021: RMB7,806 million), please refer to Note 3.1.2 for the assessment made by the Company.

The table below analyzes the maturity profile of the Group’s financial liabilities as at the end of the reporting period. The amounts disclosed in the table are the contractual undiscounted cash flows.

39      FINANCIAL AND CAPITAL RISK MANAGEMENT (CONTINUED)

39.1   Financial risk management (Continued)

(c)      Liquidity risk (Continued)

	Within 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
As of December 31, 2022
Lease liabilities, including current portion	1,651,935	1,314,558	3,092,936	13,939,859	19,999,288
Long-term bank and other loans, including current portion	13,486,345	6,604,880	20,579,821	6,878,511	47,549,557
Medium-term notes and bonds, including current portion	4,400,000	6,712,761	6,110,823	2,000,000	19,223,584
Short-term bonds	2,600,000	—	—	—	2,600,000
Short-term bank and other loans	6,461,103	—	—	—	6,461,103
Interest payables for loans and borrowings	2,285,428	1,490,176	1,468,119	1,046,655	6,290,378
Financial liabilities at fair value through profit or loss	8,767	—	—	—	8,767
Financial liabilities included other payables and accrued liabilities, excluding accrued interest	6,786,894	—	—	—	6,786,894
Financial liabilities included in other non-current liabilities	203,428	50,198	150,595	839,964	1,244,185
Trade and notes payables	22,536,331	—	—	—	22,536,331

	60,420,231	16,172,573	31,402,294	24,704,989	132,700,087

	Within 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
As of December 31, 2021
Lease liabilities, including current portion	1,513,435	1,402,567	4,137,823	14,651,190	21,705,015
Long-term bank and other loans, including current portion	6,164,215	17,424,952	10,787,187	14,720,982	49,097,336
Medium-term notes and bonds, including current portion	3,000,000	4,400,000	9,875,700	2,000,000	19,275,700
Short-term bonds	5,400,000	—	—	—	5,400,000
Short-term bank and other loans	11,937,178	—	—	—	11,937,178
Interest payables for loans and borrowings	2,703,535	2,242,239	3,961,075	1,680,780	10,587,629
Financial liabilities at fair value through profit or loss	68,871	—	—	—	68,871
Financial liabilities included other payables and accrued liabilities, excluding accrued interest	8,939,681	—	—	—	8,939,681
Financial liabilities included in other non-current liabilities	352,273	202,541	147,002	885,208	1,587,024
Trade and notes payables	18,588,416	—	—	—	18,588,416

	58,667,604	25,672,299	28,908,787	33,938,160	147,186,850

39      FINANCIAL AND CAPITAL RISK MANAGEMENT (CONTINUED)

39.2   Financial instruments

(a)	Financial instruments by category

The carrying amounts of each of the categories of financial instruments of the Group as of the end of the reporting period are as follows:

Financial assets

	As of December 31, 2022
				Debt
			Equity	instruments
	Financial		instruments at	at fair value
	assets at fair		fair value	through
	value through	Financial	through other	other
	profit or loss-	assets at	comprehensive	comprehensive
	held for trading	amortized cost	income	income	Total

Current
Trade receivables	—	5,055,178	—	—	5,055,178
Notes receivable	—	411,145	—	1,356,480	1,767,625
Restricted cash	—	2,443,249	—	—	2,443,249
Cash and cash equivalents	—	16,816,684	—	—	16,816,684
Financial assets included in other current assets	—	4,907,445	—	—	4,907,445
Subtotal	—	29,633,701	—	1,356,480	30,990,181

Non-current
Other financial assets measured at fair value	—	—	2,161,085	—	2,161,085
Other non-current assets	—	513,281	—	—	513,281
Subtotal	—	513,281	2,161,085	—	2,674,366

Total	—	30,146,982	2,161,085	1,356,480	33,664,547

Financial liabilities

	As of December 31, 2022
	Financial assets at fair	Financial
	value through profit or	liabilities at
	loss-held for trading	amortized cost	Total

Current
Financial liabilities at fair value through profit or loss	8,767	—	8,767
Interest-bearing loans and borrowings	—	27,859,353	27,859,353
Financial liabilities included in other payables and accrued liabilities (Note 24)	—	7,344,765	7,344,765
Trade and notes payables	—	22,536,331	22,536,331
Subtotal	8,767	57,740,449	57,749,216

Non-current
Financial liabilities included in other non-current liabilities (Note 23)	—	660,867	660,867
Interest-bearing loans and borrowings	—	58,596,765	58,596,765
Subtotal	—	59,257,632	59,257,632

Total	8,767	116,998,081	117,006,848

39      FINANCIAL AND CAPITAL RISK MANAGEMENT (CONTINUED)

39.2   Financial instruments (Continued)

(a)	Financial instruments by category (Continued)

Financial assets

	As of December 31, 2021
			Equity	Debt
			instruments	instruments
	Financial		at	at fair value
	assets at fair		fair value	through
	value through	Financial	through other	other
	profit or loss-	assets at	comprehensive	comprehensive
	held for trading	amortized cost	income	income	Total

Current
Trade receivables	—	4,043,972	—	—	4,043,972
Notes receivable	—	1,207,602	—	2,867,877	4,075,479
Restricted cash	—	1,400,988	—	—	1,400,988
Cash and cash equivalents	—	19,683,619	—	—	19,683,619
Financial assets included in other current assets	—	5,565,543	—	—	5,565,543
Subtotal	—	31,901,724	—	2,867,877	34,769,601

Non-current
Other financial assets measured at fair value	—	—	457,686	—	457,686
Other non-current assets	—	504,307	—	—	504,307
Subtotal	—	504,307	457,686	—	961,993

Total	—	32,406,031	457,686	2,867,877	35,731,594

39      FINANCIAL AND CAPITAL RISK MANAGEMENT (CONTINUED)

39.2   Financial instruments (Continued)

(a)      Financial instruments by category (Continued)

Financial Liabilities

	As of December 31, 2021
	Financial assets at fair value	Financial
	through profit or loss- held	liabilities at
	for trading	amortized cost	Total

Current
Financial liabilities at fair value through profit or loss	68,871	—	68,871
Interest-bearing loans and borrowings	—	27,665,370	27,665,370
Financial liabilities included in other payables and accrued liabilities (Note 24)	—	9,616,725	9,616,725
Trade and notes payables	—	18,588,416	18,588,416
Subtotal	68,871	55,870,511	55,939,382

Non-current
Financial liabilities included in other non- current liabilities (Note 23)	—	880,864	880,864
Interest-bearing loans and borrowings	—	69,674,935	69,674,935
Subtotal	—	70,555,799	70,555,799

Total	68,871	126,426,310	126,495,181

(b)	Fair value and fair value hierarchy

Fair value

Management has assessed that the fair values of cash and cash equivalents, restricted cash and time deposits, trade and notes receivables, financial assets included in other current assets, entrusted loans, trade and notes payables, financial liabilities included in other payables and accrued liabilities, short-term and the current portion of interest-bearing loans and borrowings, interest payable and the current portion of long-term payables approximate to their carrying amounts largely due to the short term maturities of these instruments.

Other than those with carrying amounts that reasonably approximate to fair values and those carried at fair value, are as follows:

	Carrying amounts		Fair values
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Financial liabilities
Financial liabilities included in other non-current liabilities (Note 23)	660,867	880,864	590,869	768,170
Long-term interest-bearing loans and borrowings, excluding lease liability (Note 21)	49,387,292	59,156,405	45,885,166	55,623,890
	50,048,159	60,037,269	46,476,035	56,392,060

The fair values of the financial assets and liabilities are determined as the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

39      FINANCIAL AND CAPITAL RISK MANAGEMENT (CONTINUED)

39.2   Financial instruments (Continued)

(b)     Fair value and fair value hierarchy (Continued)

The fair values of the financial assets included in other non-current assets and financial liabilities included in other non-current liabilities and long-term interest-bearing loans and borrowings have been calculated by discounting the expected future cash flows using rates currently available for instruments on with similar terms, credit risk and remaining maturities.

Fair value hierarchy

The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:

Assets measured at fair value

	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
As of December 31, 2022	(Level 1)	(Level 2)	(Level 3)	Total
Notes receivable	—	—	1,356,480	1,356,480
Listed equity investments	34,751	—	—	34,751
Other unlisted investment	—	—	2,126,334	2,126,334
	34,751	—	3,482,814	3,517,565

	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
As of December 31, 2021	(Level 1)	(Level 2)	(Level 3)	Total
Notes receivable	—	—	2,867,877	2,867,877
Listed equity investments	45,133	—	—	45,133
Other unlisted investment	—	—	412,553	412,553
	45,133	—	3,280,430	3,325,563

39      FINANCIAL AND CAPITAL RISK MANAGEMENT (CONTINUED)

39.2   Financial instruments (Continued)

(b)     Fair value and fair value hierarchy (Continued)

Fair value hierarchy (Continued)

Liabilities measured at fair value

	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
As of December 31, 2022	(Level 1)	(Level 2)	(Level 3)	Total

Financial liabilities at fair value through profit or loss: Futures contracts	8,767	—	—	8,767
	8,767	—	—	8,767

	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
As of December 31, 2021	(Level 1)	(Level 2)	(Level 3)	Total

Financial liabilities at fair value through profit or loss: Futures contracts	68,871	—	—	68,871
	68,871	—	—	68,871

Liabilities for which fair values are disclosed：

As of December 31, 2022	Fair value measurement using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at amortized cost:
Financial liabilities included in other non-current liabilities	—	—	590,869	590,869
Long-term interest-bearing loans and borrowings	—	—	45,885,166	45,885,166
	—	—	46,476,035	46,476,035

As of December 31, 2021	Fair value measurement using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at amortized cost:
Financial liabilities included in other non-current liabilities	—	—	768,170	768,170
Long-term interest-bearing loans and borrowings	—	—	55,623,890	55,623,890
	—	—	56,392,060	56,392,060

39      FINANCIAL AND CAPITAL RISK MANAGEMENT (CONTINUED)

39.2   Financial instruments (Continued)

(b)     Fair value and fair value hierarchy (Continued)

Fair value hierarchy (Continued)

During the year ended December 31, 2022, the Group had no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3 for both financial assets and financial liabilities (2021: Nil).

Below is a summary of significant unobservable inputs to the valuation of financial instruments as of  December 31, 2022:

	Valuation Technique	Significant unobservable input

Other equity investments
December 31, 2022	Discounted cashflow model	Discount rate, gross margin,sales growth rate

Notes receivable
December 31, 2022	Discounted cashflow model	Discount rate

Financial liabilities included in other non-current liabilities
December 31, 2022	Discounted cashflow model	Discount rate

Long-term interest-bearing loans and borrowings
December 31, 2022	Discounted cashflow model	Discount rate

39.3   Capital risk management

The Group’s capital management objectives are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, issue new shares or sell assets to reduce debts.

Consistent with other entities in the industry, the Group monitors capital on the basis of its debt to asset ratio. Debt to asset ratio as of December 31, 2022 and 2021 are as follows:

	December 31,	December 31,
	2022	2021
Debt to asset ratio	58.67%	60.11%